Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Description of Business and Basis of Presentation [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Description of Business and Organization

Vroom, Inc., through its wholly owned subsidiaries (collectively, the “Company”), is a leading automotive finance company that offers vehicle financing to consumers through third-party dealers and an artificial intelligence (“AI”)-powered analytics and digital services platform supporting the automotive industry.

In January 2021, the Company completed the acquisition of Vast Holdings, Inc. (d/b/a CarStory). On February 1, 2022 (the “Acquisition Date”), the Company completed the acquisition of Unitas Holdings Corp. (now known as Vroom Finance Corporation), including its wholly owned subsidiaries United PanAm Financial Corp. (now known as Vroom Automotive Financial Corporation) and United Auto Credit Corporation (“UACC”).

The Company was incorporated in Delaware on January 31, 2012 under the name BCM Partners III, Corp. On June 25, 2013, the Company changed its name to Auto America, Inc. and on July 9, 2015, the Company changed its name to Vroom, Inc.

Value Maximization Plan

The Company was previously an end-to-end ecommerce platform to buy and sell used vehicles. On January 22, 2024, the Company announced that its Board of Directors (“Board”) had approved a Value Maximization Plan, pursuant to which the Company discontinued its ecommerce operations and wound down its used vehicle dealership business in order to preserve liquidity and enable the Company to maximize stakeholder value through its remaining businesses. The Company ceased transacting through vroom.com, completed transactions for customers who had previously contracted with the Company to purchase or sell a vehicle, halted purchases of additional vehicles, sold its used vehicle inventory through wholesale channels, paid off its vehicle floorplan financing facility dated November 4, 2022 with Ally Bank and Ally Financial Inc. (the “2022 Vehicle Floorplan Facility”) and conducted a reduction-in-force commensurate with the reduced operations. As of March 29, 2024, the Company substantially completed the wind-down of its ecommerce operations and used vehicle dealership business (the “Ecommerce Wind-Down”).

The accounting requirements for reporting the Company’s ecommerce operations and used vehicle dealership business as a discontinued operation were met as of March 29, 2024. Accordingly, the consolidated financial statements and notes to the consolidated financial statements reflect the results of the Company’s ecommerce operations and used vehicle dealership business as a discontinued operation for the periods presented. Refer to Note 5 — Discontinued Operations for further detail. The Company is now organized into two reportable segments: UACC and CarStory. The UACC reportable segment represents UACC’s operations with its network of third-party dealership customers, including the purchase and servicing of vehicle retail installment sales contracts. Prior to the Ecommerce Wind-Down, UACC also offered vehicle financing to Vroom’s customers through its ecommerce platform; the UACC reportable segment also includes the runoff of these previously originated contracts. The CarStory reportable segment represents sales of AI-powered analytics and digital services to automotive dealers, automotive financial services companies and others in the automotive industry. Refer to Note 17 — Segment Information for further detail.

The Prepackaged Chapter 11 Case

On November 12, 2024, Vroom Inc. (the “Company”, and in the context of the Prepackaged Chapter 11 Case, the “Debtor”) entered into a Restructuring Support Agreement (together with all exhibits and schedules thereto, the “RSA”) with creditors holding the overwhelming majority of the aggregate outstanding principal amount of the Notes (as defined in Note 11, Long Term Debt) and the largest shareholder. The RSA contemplated a comprehensive restructuring of the Company’s debt obligations and capital structure to be implemented through a prepackaged plan of reorganization (the “Plan”) to be implemented through the filing of the Prepackaged Chapter 11 Case (as defined below). Capitalized terms used in this section but not defined herein have the meanings ascribed to them in the RSA.

On November 13, 2024, the Company commenced a voluntary proceeding (the “Prepackaged Chapter 11 Case”) under Chapter 11 of the United States Code, 11 U.S.C. §§ 101-1532, as amended from time to (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”) under the name “In re Vroom, Inc.” Case No. 24-90571 (CML). None of Vroom, Inc.’s subsidiaries were debtors in the Chapter 11 proceedings.

On January 14, 2025 (the “Effective Date”), the conditions to the effectiveness of the Plan were satisfied or waived and the Plan became effective. The Company emerged from the Prepackaged Chapter 11 Case on January 14, 2025.

Conversion of Common Stock

Immediately prior to the Effective Date, there were 1,822,577 outstanding shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”). The Company has adopted an Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to, among other changes to the Company’s prior amended and restated certificate of incorporation, effect an automatic conversion of the Common Stock at a ratio of 1-for-5. As a result of the automatic conversion and the issuance of shares of Common Stock pursuant to the Plan, there were approximately 5,163,109 outstanding shares of newly issued Common Stock as of the Effective Date (the “New Common Stock”).

Going Concern

As described above, the Company filed the Prepackaged Chapter 11 Case to implement the transactions described herein. As of January 14, 2025 the Company emerged from bankruptcy and continues to operate as a viable going concern.

The accompanying audited consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for twelve months following the issuance date.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain prior year amounts have been reclassified to conform to the current year presentation related to discontinued operations and new financial statement presentation as a result of the Ecommerce Wind-Down, and the Company’s 1-for-80 reverse stock split in February 2024.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.